Cash Flow Information - Summary of Details of Disposals (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	₩ 14,470,776	₩ 17,202,873	₩ 20,200,332
Total assets	26,916,700	32,859,566
Financial liabilities	18,720,683	22,104,354
Total liabilities	19,077,462	24,786,759
Non-controlling interests	1,235,114	₩ 1,530,546
Disposal groups
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	2,203,806
Gain or loss on foreign currency translation	3,434
Subtotal	2,207,240
Cash and cash equivalents	1,390,495
Trade accounts and notes receivable, net	1,523,477
Inventories, net	63,516
Property, plant and equipment	606,636
Others	11,525
Total assets	3,595,649
Trade accounts and notes payable	329,993
Financial liabilities	1,063,548
Other accounts payables and other	102,211
Others	722
Total liabilities	1,496,474
Non-controlling interests	396,554
Reclassification of foreign currency translation differences for foreign operations	254,768
Gain on disposal	₩ 759,387